Shareholder Report, Holdings (Details)	Dec. 31, 2025
Capital Group Core Bond Completion Fund - Class M
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Capital Group Core Bond Completion Fund - Class M | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.52%
Capital Group Core Bond Completion Fund - Class M | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.44%
Capital Group Core Bond Completion Fund - Class M | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.75%
Capital Group Core Bond Completion Fund - Class M | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Capital Group Core Bond Completion Fund - Class M | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Capital Group Core Bond Completion Fund - Class M | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Capital Group Core Bond Completion Fund - Class M | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.91%)
Capital Group Core Bond Completion Fund - Class M | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%	[1]
Capital Group Core Plus Completion Fund - Class M
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Capital Group Core Plus Completion Fund - Class M | Corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.05%
Capital Group Core Plus Completion Fund - Class M | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Capital Group Core Plus Completion Fund - Class M | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.83%
Capital Group Core Plus Completion Fund - Class M | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.59%
Capital Group Core Plus Completion Fund - Class M | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Capital Group Core Plus Completion Fund - Class M | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Capital Group Core Plus Completion Fund - Class M | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Capital Group Core Plus Completion Fund - Class M | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Capital Group Core Plus Completion Fund - Class M | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.92%)
Capital Group Core Plus Completion Fund - Class M | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Capital Group Municipal Income Completion Fund - Class M | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[2]
Capital Group Municipal Income Completion Fund - Class M | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.92%	[2]
Capital Group Municipal Income Completion Fund - Class M | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[2]
Capital Group Municipal Income Completion Fund - Class M | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[2]
Capital Group Municipal Income Completion Fund - Class M | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.06%	[2]
Capital Group Municipal Income Completion Fund - Class M | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.82%	[2]
Capital Group Municipal Income Completion Fund - Class M | Short term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.88%	[2]

[1]	Includes derivatives.
[2]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.